Note 7 - Equity (Deficit)	9 Months Ended
Sep. 30, 2019
Notes to Financial Statements
Stockholders' Equity Note Disclosure [Text Block]
7.	Equity (deficit)

The movement of equity (deficit) is as follows:

	BeyondSpring Inc.’s shareholders
					Accumulated
			Additional		other		Non	Total
	Ordinary share		paid-in	Accumulated	comprehensive	Subtotal	controlling	equity
	Shares	Amount	capital	deficit	(loss) gain		interests	(deficit)
		$	$	$	$	$	$	$

Balances at January 1, 2019 (audited)	23,184,612	2	170,950	(178,760)	42	(7,766)	(1,616)	(9,382)
Issuance of ordinary shares	2,679,578	1	44,956	-	-	44,957	-	44,957
Capital contribution from
noncontrolling interests	-	-	5,941	-	-	5,941	4,142	10,083
Share-based compensation	100,000	-	1,750	-	-	1,750	-	1,750
Capital contribution shared by
noncontrolling interests	-	-	(578)	-	-	(578)	578	-
Foreign currency translation
adjustment gain (loss)	-	-	-	-	183	183	(39)	144
Net loss	-	-	-	(24,012)	-	(24,012)	(1,259)	(25,271)

Balances at September 30, 2019 (unaudited)	25,964,190	3	223,019	(202,772)	225	20,475	1,806	22,281

Balances at January 1, 2018 (audited)	22,530,702	2	151,147	(123,891)	(182)	27,076	960	28,036
Issuance of ordinary shares	739,095	-	13,245	-	-	13,245	-	13,245
Share-based compensation	(95,000)	-	6,039	-	-	6,039	2	6,041
Foreign currency translation
adjustment gain	-	-	-	-	237	237	34	271
Net loss	-	-	-	(40,752)	-	(40,752)	(2,011)	(42,763)

Balances at September 30, 2018 (unaudited)	23,174,797	2	170,431	(164,643)	55	5,845	(1,015)	4,830